Revenue from contracts with customers - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 9	$ 25	$ 18
Deferred revenue, noncurrent	$ 7	$ 10	$ 13